LAND USE RIGHT, NET (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
LAND USE RIGHT, NET (Details)
Land use right, cost		$ 2,404,587	$ 2,525,658
Less: Accumulated amortization		(152,376)	(109,445)
Land use right, net	$ 2,224,093	$ 2,252,211	$ 2,416,213